Fair Value Measurements - Additional Information (Details) - USD ($)	Mar. 13, 2023	Oct. 04, 2021	Jun. 22, 2021	Jun. 30, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash payment to acquire buiness		$ 14,000,000.0
Contingent Consideration Amount		$ 2,400,000
The Sommelier Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration Amount			$ 4,000,000.0
Contingent consideration in fair value earnout payments				$ 500,000
Cash | The Sommelier Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash payment to acquire buiness			$ 8,000,000.0
Interest Rate Swap One Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed Notional Amount	$ 50,000,000
Interest Rate Swap Two Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed Notional Amount	75,000,000
Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash termination gain	$ 6,300,000